Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,159,000.00
Previously Paid Amount	0.00
Total Fee Amount	187.83
Total Offset Amount	0.00
Net Fee	187.83
Narrative - Max Aggregate Offering Price	$ 2,159,000.00
Final Prospectus	true